Details of non-controlling interest prior to intra-group eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	₩ 2,029,674	₩ 2,075,884	₩ 2,030,665
Non-current assets of subsidiaries	4,638,564	4,421,596	4,165,052
Current liabilities of subsidiaries	(867,786)	(933,560)	(1,094,870)
Non-current liabilities of subsidiaries	(2,602,653)	(2,304,159)	(2,058,206)
Net assets of subsidiaries	3,197,799	3,259,761	3,042,641
Book value of non-controlling interest	1,370,166	1,393,331	1,502,377
Sales of subsidiaries	2,769,001	2,643,343	2,739,186
Profit for the period of subsidiaries	253,180	175,990	315,816
Profit for the period attributable to non-controlling interest of subsidiaries	101,122	81,982	135,970
Cash flows from operating activities of subsidiaries	452,206	512,611	414,012
Cash flows from investing activities of subsidiaries	(661,844)	(393,916)	(143,447)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	282,681	75,591	(476,730)
Dividends to non-controlling interests of subsidiaries	(81,298)	(99,256)	(110,331)
Effect of exchange rate fluctuation of subsidiaries	(18,239)	4,005	4,051
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (26,494)	₩ 99,035	₩ (312,445)
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 236,602	₩ 173,931	₩ 163,622
Non-current assets of subsidiaries	85,464	197,446	267,822
Current liabilities of subsidiaries	(12,322)	(11,990)	(16,819)
Non-current liabilities of subsidiaries	(34,912)	(44,166)	(36,594)
Net assets of subsidiaries	274,832	315,221	378,031
Book value of non-controlling interest	134,668	154,458	185,235
Sales of subsidiaries	81,400	95,072	99,844
Profit for the period of subsidiaries	39,443	40,818	49,631
Profit for the period attributable to non-controlling interest of subsidiaries	19,327	20,001	24,319
Cash flows from operating activities of subsidiaries	121,835	101,707	92,822
Cash flows from investing activities of subsidiaries	7,561	4,458	(4,452)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(31,793)	(68,678)	(53,733)
Dividends to non-controlling interests of subsidiaries	(30,319)	(48,750)	(51,626)
Effect of exchange rate fluctuation of subsidiaries	(8,153)	2,111	2,840
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 59,131	₩ (9,152)	₩ (14,149)
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 755,454	₩ 779,764	₩ 628,725
Non-current assets of subsidiaries	590,403	577,219	646,640
Current liabilities of subsidiaries	(254,495)	(247,737)	(270,097)
Non-current liabilities of subsidiaries	(42,020)	(47,020)	(26,331)
Net assets of subsidiaries	1,049,342	1,062,226	978,937
Book value of non-controlling interest	514,177	520,491	479,679
Sales of subsidiaries	1,299,186	1,244,613	1,239,604
Profit for the period of subsidiaries	85,916	157,737	160,791
Profit for the period attributable to non-controlling interest of subsidiaries	42,099	77,291	78,788
Cash flows from operating activities of subsidiaries	74,159	164,373	129,700
Cash flows from investing activities of subsidiaries	26,748	(89,159)	(123,593)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(47,809)	(44,332)	(33,737)
Dividends to non-controlling interests of subsidiaries	(42,336)	(39,466)	(32,414)
Effect of exchange rate fluctuation of subsidiaries	(2,171)	(593)	(124)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 8,591	₩ (9,177)	₩ (60,168)
KEPCO Engineering & Construction Company, Inc.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	33.92%	33.92%	33.92%
Current assets of subsidiaries	₩ 235,805	₩ 257,593	₩ 281,390
Non-current assets of subsidiaries	463,439	477,614	490,090
Current liabilities of subsidiaries	(186,296)	(223,522)	(248,402)
Non-current liabilities of subsidiaries	(13,873)	(19,472)	(61,698)
Net assets of subsidiaries	499,075	492,213	461,380
Book value of non-controlling interest	169,286	166,959	156,500
Sales of subsidiaries	431,723	448,635	433,701
Profit for the period of subsidiaries	20,160	26,398	12,937
Profit for the period attributable to non-controlling interest of subsidiaries	6,838	8,954	4,388
Cash flows from operating activities of subsidiaries	15,225	27,081	81,042
Cash flows from investing activities of subsidiaries	(34,333)	47,219	(50,569)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(9,165)	(34,632)	(14,591)
Dividends to non-controlling interests of subsidiaries	(4,000)	(1,807)	(2,839)
Effect of exchange rate fluctuation of subsidiaries	(22)	(14)	31
Net increase (decrease) of cash and cash equivalents of subsidiaries	(32,295)	37,847	13,074
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	801,813	864,596	956,928
Non-current assets of subsidiaries	3,499,258	3,169,317	2,760,500
Current liabilities of subsidiaries	(414,673)	(450,311)	(559,552)
Non-current liabilities of subsidiaries	(2,511,848)	(2,193,501)	(1,933,583)
Net assets of subsidiaries	1,374,550	1,390,101	1,224,293
Book value of non-controlling interest	552,035	551,423	680,963
Sales of subsidiaries	956,692	855,023	966,037
Profit for the period of subsidiaries	107,661	(48,963)	92,457
Profit for the period attributable to non-controlling interest of subsidiaries	32,858	(24,264)	28,475
Cash flows from operating activities of subsidiaries	240,987	219,450	110,448
Cash flows from investing activities of subsidiaries	(661,820)	(356,434)	35,167
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	371,448	223,233	(374,669)
Dividends to non-controlling interests of subsidiaries	(4,643)	(9,233)	(23,452)
Effect of exchange rate fluctuation of subsidiaries	(7,893)	2,501	1,304
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (61,921)	₩ 79,517	₩ (251,202)